Shareholder Report, Average Annual Return (Details)	6 Months Ended	10 Months Ended	12 Months Ended	40 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000254728
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FM Compounders Equity ETF
C000232649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FM Focus Equity ETF
Without Sales Load [Member] | C000254728
Average Annual Return [Line Items]
Average Annual Return, Percent	4.43%	7.29%
Without Sales Load [Member] | C000232649
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%		14.41%	11.08%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent	5.66%	3.87%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	9.21%		15.88%	14.83%